UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Growth Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 9, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 04/30/08

Fund & Benchmark	Performance
Common Class[1]	(12.14)%
Advisor Class[1]	(12.32)%
Class A1,2	(12.23)%
Class B1,2	(12.53)%
Class C1,2	(12.53)%
Russell 1000® Growth Index[3]	(9.28)%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Housing and the dollar continue to weaken

The six-month period ended April 30, 2008 was a volatile one for U.S. equities, with the benchmark Russell 1000 Growth Index losing –9.28% and the bellwether S&P 500 Index dropping –9.64% in total return. In fact, nine out of the ten economic sectors in the large-cap S&P 500 Index fell during the period.

The weak dollar and elevated commodity prices buoyed the energy sector, which was up 5.6%. And, as the credit crunch intensified in the first quarter of 2008, the greatest laggards in the large-cap space were the financial (-21.3%) and information technology (-15.6%) sectors.

During the period, the U.S. Federal Reserve cut the Federal Funds rate five times, for a total of 250 basis points. The last cut of 25 basis points, on April 30, 2008, brought the rate down to the 2% level. At that time, the Fed said "substantial" easing should promote growth, but to date, economic activity "remains weak."

The U.S. housing sector has continued to weaken in 2008. In fact, since January 2007, the S&P/Case Shiller U.S. Home Price Index (a measure of home prices in 20 U.S. metropolitan areas) has fallen every month. Additionally, the number of homes entering foreclosure jumped more than 100% in the first three months of the year as compared to the same quarter in 2007. According to RealtyTrac, one in every 194 homes received a foreclosure filing. In fact, foreclosure activity rose in 46 of the 50 states and in 90 of the 100 largest metropolitan areas.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Gross Domestic Product rose only a scant 0.6% in both Q4'07 and Q1'08, compared to being up 4.9% in Q3'07, as housing and the credit crunch put the breaks on economic growth. Inflation appears to be well contained.

The labor market has weakened considerably in 2008. Non-farm payrolls fell by 260,000 in the first four months of 2008, as compared to an increase of 374,000 in the same period of 2007. Additionally, the household unemployment rate measured 5.0% in April, up from 4.7% in November of 2007.

Additionally, while the U.S. dollar falls, crude oil continues to rise. During the six-month period, crude rose from $88 to $113 per barrel.

Strategic Review and Outlook: Expect the market to remain volatile over the short term

Stock selection in two sectors produced positive performance, while eight sectors underperformed during the six-month period. The largest contributors to performance relative to the benchmark came primarily from stock selection within the information technology and materials sectors. Conversely, stock selection in financials, healthcare and consumer staples was the largest detractor to performance.

As of April 30, 2008, the Fund's largest overweights against the Russell 1000 Growth Index were in the healthcare (+1.12%) and information technology (+0.83%) sectors, while the largest underweights were in the consumer discretionary (-1.96%) and materials (-0.33%) sectors.

The Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time while mitigating the risks to economic activity. In addition, though the outlook is uncertain, inflation is expected to moderate in coming quarters, but will need to be carefully monitored.

The Federal Open Market Committee's next interest rate meeting is scheduled for June 25, 2008. Based on interest-rate futures as of May 6, 2008, traders are expecting the Fed to leave its target rate at the current level of 2.00%.

The near-term outlook for the U.S. housing market remains bleak. In fact, Federal Reserve Chairman Ben Bernanke urged the government and mortgage lenders to intensify their efforts to avoid home foreclosures in a speech given in New York on May 5, 2008. Additionally, the outlook for merger and acquisition activity is unlikely to improve in upcoming quarters as the Federal Reserve said the proportion of U.S. banks making it tougher for companies to borrow approached a record high in the past three months as the credit crunch deepened. Further, expectations for U.S. stock market volatility remain high on a historical

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

basis, though they have been significantly reduced since hitting a multi-year high in mid-March.

Now that the Fed appears to be done easing, we expect our Valuation and Capital Use factors — and the companies we choose based on them — to rebound as contributing factors to performance. From a sector perspective, we are favorable toward tech, basic materials, and industrials, while we are currently underweight healthcare, consumer services, and energy.

Jordan Low
Portfolio Manager

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(4.39)%	7.49%	1.45%	8.28%	08/17/87
Advisor Class	(4.81)%	6.93%	0.95%	7.70%	04/04/91
Class A Without Sales Charge	(4.57)%	7.23%	—	(0.76)%	11/30/01
Class A With Maximum Sales Charge	(10.05)%	5.96%	—	(1.68)%	11/30/01
Class B Without CDSC	(5.34)%	6.40%	—	(1.51)%	11/30/01
Class B With CDSC	(9.13)%	6.40%	—	(1.51)%	11/30/01
Class C Without CDSC	(5.29)%	6.42%	—	(1.51)%	11/30/01
Class C With CDSC	(6.24)%	6.42%	—	(1.51)%	11/30/01

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(5.49)%	7.02%	1.61%	8.45%	08/17/87
Advisor Class	(5.91)%	6.49%	1.11%	7.91%	04/04/91
Class A Without Sales Charge	(5.74)%	6.74%	—	(0.15)%	11/30/01
Class A With Maximum Sales Charge	(11.17)%	5.49%	—	(1.06)%	11/30/01
Class B Without CDSC	(6.42)%	5.96%	—	(0.89)%	11/30/01
Class B With CDSC	(10.16)%	5.96%	—	(0.89)%	11/30/01
Class C Without CDSC	(6.37)%	5.96%	—	(0.89)%	11/30/01
Class C With CDSC	(7.31)%	5.96%	—	(0.89)%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -17.27%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -16.03%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -13.40%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$878.60	$876.80	$877.70	$874.70	$874.70
Expenses Paid per $1,000*	$4.90	$7.19	$6.07	$9.65	$9.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,019.64	$1,017.21	$1,018.40	$1,014.57	$1,014.62
Expenses Paid per $1,000*	$5.27	$7.72	$6.52	$10.37	$10.32
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.05%	1.54%	1.30%	2.07%	2.06%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 10, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 04/30/08

Fund and Benchmark	Performance
Common Class[1]	(8.08)%
Advisor Class[1]	(8.31)%
Class A1,2	(8.21)%
Class B1,2	(8.55)%
Class C1,2	(8.57)%
Standard & Poor's MidCap 400® Index[3]	(6.95)%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Housing and the dollar continue to weaken

The six-month period ended April 30, 2008 was a volatile one for U.S. equities, with the benchmark S&P MidCap 400 Index dropping -6.95%, with the broadcasting & cable tv sector leading the way down at -49.6%. Other laggards were commercial printing (-47.3%) and oil & gas refining & marketing (-45.7%). The best performing sectors were coal and consumable fuel (+39.9%) and oil & gas drilling (+35.6%).

During the period, the U.S. Federal Reserve cut the Federal Funds rate five times, for a total of 250 basis points. The last cut of 25 basis points, on April 30, 2008, brought the rate down to the 2% level. At that time, the Fed said "substantial" easing should promote growth, but to date, economic activity "remains weak."

The U.S. housing sector has continued to weaken in 2008. In fact, since January 2007, the S&P/Case Shiller U.S. Home Price Index (a measure of home prices in 20 U.S. metropolitan areas) has fallen every month. Additionally, the number of homes entering foreclosure jumped more than 100% in the first three months of the year as compared to the same quarter in 2007. According to RealtyTrac, one in every 194 homes received a foreclosure filing. In fact, foreclosure activity rose in 46 of the 50 states and in 90 of the 100 largest metropolitan areas.

Gross Domestic Product rose only a scant 0.6% in both Q4'07 and Q1'08, compared to being up 4.9% in Q3'07, as housing and the credit crunch put the breaks on economic growth. Inflation appears to be well contained.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

The labor market has weakened considerably in 2008. Non-farm payrolls fell by 260,000 in the first 4 months of 2008, as compared to an increase of 374,000 in the same period of 2007. Additionally, the household unemployment rate measured 5.0% in April, up from 4.7% in November of 2007.

Additionally, while the U.S. dollar falls, crude oil continues to rise. During the six-month period ended April 30, 2008, crude rose from $88 to $113 per barrel.

Strategic Review and Outlook: Expect the market to remain volatile over the short term

Stock selection in two sectors produced positive performance, while eight sectors underperformed during the six-month period. The largest contributors to performance relative to the benchmark came primarily from stock selection within the energy, materials and utilities sectors. Conversely, stock selection in telecomm services, financials, and information technology was the largest detractor to performance.

As of April 30, 2008, the Fund's largest overweights against the MidCap 400 Index were in the energy (+3.38%) and healthcare (+2.68%) sectors, while the largest underweights were in the information technology (-2.84%) and consumer discretionary (-2.29%) sectors.

The Federal Reserve believes that the substantial easing thus far, in combination with ongoing measures to foster market liquidity, should help to promote moderate growth over time while mitigating the risks to economic activity. In addition, though the outlook is uncertain, inflation is expected to moderate in coming quarters, but will need to be carefully monitored.

The Federal Open Market Committee's next interest rate meeting is scheduled for June 25, 2008. Based on interest-rate futures as of May 6, 2008, traders are expecting the Fed to leave its target rate at the current level of 2.00%.

The near-term outlook for the U.S. housing market remains bleak. In fact, Federal Reserve Chairman Ben Bernanke urged the government and mortgage lenders to intensify their efforts to avoid home foreclosures in a speech given in New York on May 5, 2008. Additionally, the outlook for mergers and acquisitions activity is unlikely to improve in upcoming quarters as the Federal Reserve said the proportion of U.S. banks making it tougher for companies to borrow approached a record high in the past three months as the credit crunch deepened. Further, expectations for U.S. stock market volatility remain high on a historical basis, though they have been significantly reduced since hitting a multi-year high in mid-March.

Now that the Fed appears to be done easing, we expect our Valuation and Capital Use factors — and the companies we choose based on them — to

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

rebound as contributing factors to performance. Rising oil and gas prices lead us to be favorable toward energy and basic materials, while the continuing credit and housing issues, plus the tightening of consumer belts lead us to be currently underweight in financials, tech and consumer cyclicals.

Jordan Low
Portfolio Manager

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(4.73)%	12.17%	0.97%	9.54%	01/21/88
Advisor Class	(5.22)%	11.61%	0.46%	7.76%	04/04/91
Class A Without Sales Charge	(4.95)%	11.91%	—	3.90%	11/30/01
Class A With Maximum Sales Charge	(10.41)%	10.59%	—	2.94%	11/30/01
Class B Without CDSC	(5.71)%	—	—	2.37%	02/27/04
Class B With CDSC	(9.48)%	—	—	2.37%	02/27/04
Class C Without CDSC	(5.59)%	—	—	2.40%	02/27/04
Class C With CDSC	(6.54)%	—	—	2.40%	02/27/04

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(1.50)%	12.18%	1.59%	9.88%	01/21/88
Advisor Class	(2.01)%	11.62%	1.08%	8.16%	04/04/91
Class A Without Sales Charge	(1.72)%	11.91%	—	4.99%	11/30/01
Class A With Maximum Sales Charge	(7.37)%	10.59%	—	4.02%	11/30/01
Class B Without CDSC	(2.50)%	—	—	4.04%	02/27/04
Class B With CDSC	(6.40)%	—	—	4.04%	02/27/04
Class C Without CDSC	(2.44)%	—	—	4.07%	02/27/04
Class C With CDSC	(3.42)%	—	—	4.07%	02/27/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -13.48%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -12.21%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -9.48%.

3  The Standard & Poor's MidCap 400 Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$919.20	$916.90	$917.90	$914.50	$914.30
Expenses Paid per $1,000*	$6.78	$9.15	$8.01	$11.52	$11.85
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,017.80	$1,015.32	$1,016.51	$1,012.83	$1,012.48
Expenses Paid per $1,000*	$7.12	$9.62	$8.42	$12.11	$12.46
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.42%	1.92%	1.68%	2.42%	2.49%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.0%)
Aerospace & Defense (4.4%)
Boeing Co.	16,400	$1,391,704
L-3 Communications Holdings, Inc.	1,100	122,595
Lockheed Martin Corp.	4,600	487,784
Northrop Grumman Corp.	200	14,714
Raytheon Co.	2,000	127,940
Rockwell Collins, Inc.	10,800	681,588
United Technologies Corp.	13,700	992,839
		3,819,164
Air Freight & Couriers (0.7%)
FedEx Corp.§	4,000	383,480
United Parcel Service, Inc. Class B	2,500	181,025
		564,505
Airlines (0.2%)
Southwest Airlines Co.	10,700	141,668
Auto Components (1.2%)
Autoliv, Inc.§	10,700	655,268
BorgWarner, Inc.§	6,400	314,560
Johnson Controls, Inc.	1,800	63,468
		1,033,296
Banks (1.2%)
Bank of America Corp.	11,700	439,218
Northern Trust Corp.	3,200	237,152
PNC Financial Services Group, Inc.§	5,200	360,620
		1,036,990
Beverages (2.9%)
Coca-Cola Co.	11,900	700,553
Hansen Natural Corp.*§	800	28,312
Molson Coors Brewing Co. Class B	1,800	98,712
Pepsi Bottling Group, Inc.	15,200	512,392
PepsiAmericas, Inc.	3,000	77,100
PepsiCo, Inc.	15,400	1,055,362
		2,472,431
Biotechnology (1.4%)
Celgene Corp.*	700	43,498
Cephalon, Inc.*§	800	49,928
Genentech, Inc.*	4,900	334,180
Genzyme Corp.*	5,600	393,960
Gilead Sciences, Inc.*	6,000	310,560
IDEXX Laboratories, Inc.*§	700	37,240
		1,169,366

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals (2.2%)
Air Products and Chemicals, Inc.	1,200	$118,116
CF Industries Holdings, Inc.§	1,200	160,440
Lubrizol Corp.	4,800	279,936
Monsanto Co.	9,700	1,105,994
Praxair, Inc.	2,000	182,620
The Mosaic Co.*	600	73,506
		1,920,612
Commercial Services & Supplies (1.2%)
DST Systems, Inc.*§	4,600	275,264
Hewitt Associates, Inc. Class A*	5,600	229,600
MasterCard, Inc. Class A§	1,500	417,240
Sotheby's§	2,200	60,940
The Corporate Executive Board Co.	400	17,428
		1,000,472
Communications Equipment (3.6%)
Cisco Systems, Inc.*	74,500	1,910,180
Corning, Inc.	20,800	555,568
QUALCOMM, Inc.	13,700	591,703
		3,057,451
Computers & Peripherals (6.9%)
Apple Computer, Inc.*	10,700	1,861,265
Dell, Inc.*	29,400	547,722
Hewlett-Packard Co.	35,900	1,663,965
International Business Machines Corp.	12,300	1,484,610
NVIDIA Corp.*	2,000	41,100
Western Digital Corp.*§	10,200	295,698
		5,894,360
Construction & Engineering (0.5%)
Fluor Corp.§	1,700	259,879
Jacobs Engineering Group, Inc.*§	1,400	120,862
Quanta Services, Inc.*§	1,900	50,426
		431,167
Containers & Packaging (0.7%)
Ball Corp.§	11,000	591,580
Sealed Air Corp.§	200	5,058
		596,638
Diversified Financials (4.6%)
American Express Co.	2,600	124,852
Charles Schwab Corp.	13,100	282,960
Federated Investors, Inc. Class B§	2,600	87,048
Franklin Resources, Inc.	5,600	532,840
Goldman Sachs Group, Inc.	2,400	459,288
JPMorgan Chase & Co.	1,400	66,710
Merrill Lynch & Co., Inc.	2,966	147,796

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financials
Nasdaq OMX Group, Inc.*§	14,300	$521,235
Nymex Holdings, Inc.§	5,900	546,340
SEI Investments Co.	11,400	265,278
State Street Corp.	9,600	692,544
Waddell & Reed Financial, Inc. Class A	4,800	162,528
Western Union Co.	3,000	69,000
		3,958,419
Diversified Telecommunication Services (0.6%)
FairPoint Communications, Inc.§	177	1,630
Time Warner Cable, Inc. Class A*	2,500	70,000
Verizon Communications, Inc.	9,400	361,712
Windstream Corp.§	8,800	103,312
		536,654
Electric Utilities (0.7%)
Constellation Energy Group§	4,100	347,065
Public Service Enterprise Group, Inc.	5,000	219,550
		566,615
Electrical Equipment (1.1%)
Energizer Holdings, Inc.*§	4,900	387,394
Rockwell Automation, Inc.	10,700	580,261
		967,655
Electronic Equipment & Instruments (0.6%)
Avnet, Inc.*	4,700	123,093
Intersil Corp. Class A§	800	21,376
Thermo Fisher Scientific, Inc.*	3,300	190,971
Waters Corp.*	3,000	184,380
		519,820
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	3,800	307,344
Bonneville Pacific Corp.*^	16,883	127
ENSCO International, Inc.§	1,617	103,051
Halliburton Co.	20,600	945,746
National-Oilwell Varco, Inc.*	1,100	75,295
Noble Corp.§	3,174	178,633
Schlumberger, Ltd.	12,900	1,297,095
		2,907,291
Food & Drug Retailing (0.9%)
Kroger Co.	18,900	515,025
Safeway, Inc.	3,000	94,800
Terra Industries, Inc.*	2,100	79,506
Walgreen Co.§	1,200	41,820
		731,151

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products (0.6%)
Kellogg Co.	4,700	$240,499
Kraft Foods, Inc. Class A	3,400	107,542
Sara Lee Corp.	2,000	29,020
Wm. Wrigley Jr. Co.§	2,000	152,320
		529,381
Gas Utilities (0.2%)
UGI Corp.	6,700	174,200
Healthcare Equipment & Supplies (2.7%)
Applera Corp.§	15,600	497,796
Baxter International, Inc.	10,000	623,200
Becton Dickinson & Co.	6,900	616,860
Boston Scientific Corp.*	4,900	65,317
Edwards Lifesciences Corp.*	1,500	83,130
Hlth Corp.*§	2,183	24,275
Kinetic Concepts, Inc.*	10,800	428,328
		2,338,906
Healthcare Providers & Services (2.3%)
Aetna, Inc.	15,100	658,360
CIGNA Corp.	3,000	128,130
Express Scripts, Inc.*	2,800	196,056
Humana, Inc.*	6,800	324,972
Quest Diagnostics, Inc.	3,700	185,666
UnitedHealth Group, Inc.	12,386	404,155
WellPoint, Inc.*	1,900	94,525
		1,991,864
Hotels, Restaurants & Leisure (1.1%)
Burger King Holdings, Inc.	700	19,530
Carnival Corp.§	1,500	60,255
International Game Technology	5,000	173,700
Starwood Hotels & Resorts Worldwide, Inc.	10,900	569,089
Yum! Brands, Inc.§	2,000	81,360
		903,934
Household Durables (0.7%)
American Greetings Corp. Class A§	10,200	182,580
Whirlpool Corp.§	5,700	414,846
		597,426
Household Products (1.9%)
Clorox Co.	8,300	439,900
Colgate-Palmolive Co.	500	35,350
Procter & Gamble Co.	17,500	1,173,375
		1,648,625

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates (3.5%)
3M Co.	11,100	$853,590
General Electric Co.	27,200	889,440
Honeywell International, Inc.	5,400	320,760
KBR, Inc.	3,900	112,476
Reynolds American, Inc.	6,700	360,795
Tyco International, Ltd.	10,200	477,258
		3,014,319
Insurance (1.2%)
Aflac, Inc.	3,000	200,010
Endurance Specialty Holdings, Ltd.§	5,800	215,354
MetLife, Inc.	1,000	60,850
Prudential Financial, Inc.	5,400	408,834
Transatlantic Holdings, Inc.§	2,500	162,125
		1,047,173
Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*§	5,700	448,191
Internet Software & Services (2.3%)
eBay, Inc.*	17,700	553,833
Google, Inc. Class A*	2,300	1,320,867
Yahoo!, Inc.*	3,700	101,417
		1,976,117
IT Consulting & Services (1.3%)
Accenture, Ltd. Class A	22,400	841,120
Acxiom Corp.	700	8,281
Cognizant Technology Solutions Corp. Class A*	7,500	241,875
		1,091,276
Machinery (4.1%)
Caterpillar, Inc.§	11,200	917,056
Cummins, Inc.	12,226	765,959
Danaher Corp.§	8,900	694,378
Deere & Co.	2,000	168,140
Dover Corp.	4,800	237,456
Eaton Corp.§	5,300	465,552
Joy Global, Inc.	1,300	96,525
Lincoln Electric Holdings, Inc.§	300	22,890
Manitowoc Company, Inc.§	4,800	181,536
		3,549,492
Marine (0.0%)
Kirby Corp.*	600	32,904
Media (2.7%)
Comcast Corp. Class A§	2,100	43,155
DIRECTV Group, Inc.*§	20,600	507,584
Liberty Media Corp. - Capital Series A*	10,600	162,922
News Corp. Class A	45,000	805,500

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Media
Regal Entertainment Group Class A§	27,200	$515,712
Scholastic Corp.*§	2,700	76,005
The E.W. Scripps Co. Class A	2,100	94,311
Walt Disney Co.	3,700	119,991
		2,325,180
Metals & Mining (2.0%)
AK Steel Holding Corp.	1,300	81,614
Alpha Natural Resources, Inc.*	1,600	77,840
CONSOL Energy, Inc.	2,000	161,920
Foundation Coal Holdings, Inc.	500	29,990
Freeport-McMoRan Copper & Gold, Inc.§	5,770	656,338
Massey Energy Co.	900	47,097
Nucor Corp.	4,000	302,000
Southern Copper Corp.§	3,100	355,756
		1,712,555
Multiline Retail (2.5%)
Target Corp.	6,600	350,658
Wal-Mart Stores, Inc.	30,400	1,762,592
		2,113,250
Oil & Gas (4.0%)
Anadarko Petroleum Corp.	1,000	66,560
Apache Corp.	500	67,340
Cabot Oil & Gas Corp.	1,100	62,667
Chesapeake Energy Corp.§	1,400	72,380
Chevron Corp.	2,900	278,835
Devon Energy Corp.	600	68,040
EOG Resources, Inc.§	500	65,240
Exxon Mobil Corp.	20,200	1,880,014
Frontier Oil Corp.	4,200	104,370
Occidental Petroleum Corp.	7,300	607,433
Quicksilver Resources, Inc.§	1,200	49,788
The Williams Companies, Inc.	1,900	67,450
XTO Energy, Inc.	1,000	61,860
		3,451,977
Pharmaceuticals (4.7%)
Abbott Laboratories	10,900	574,975
Bristol-Myers Squibb Co.	43,400	953,498
Eli Lilly and Co.	2,100	101,094
Endo Pharmaceuticals Holdings, Inc.*§	5,000	124,150
Forest Laboratories, Inc.*	7,500	260,325
Johnson & Johnson	6,900	462,921
Medco Health Solutions, Inc.*	6,262	310,219
Medicis Pharmaceutical Corp. Class A§	4,000	82,400

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Merck & Company, Inc.	16,900	$642,876
Pfizer, Inc.	18,800	378,068
Watson Pharmaceuticals, Inc.*§	5,900	183,136
		4,073,662
Real Estate (0.5%)
Jones Lang LaSalle, Inc.§	4,900	380,289
The St. Joe Co.§	1,100	44,737
		425,026
Road & Rail (2.1%)
Burlington Northern Santa Fe Corp.	8,900	912,695
Union Pacific Corp.§	6,000	871,140
		1,783,835
Semiconductor Equipment & Products (5.4%)
Analog Devices, Inc.	14,500	467,045
Applied Materials, Inc.§	2,000	37,320
Cree, Inc.*§	200	5,200
First Solar, Inc.*§	700	204,393
Intel Corp.	96,600	2,150,316
MEMC Electronic Materials, Inc.*	8,400	528,948
Microchip Technology, Inc.§	6,200	227,850
Teradyne, Inc.*	1,000	13,290
Texas Instruments, Inc.	34,500	1,006,020
		4,640,382
Software (6.4%)
Adobe Systems, Inc.*	9,500	354,255
Autodesk, Inc.*	2,600	98,800
BMC Software, Inc.*§	9,400	326,744
Compuware Corp.*	2,000	15,080
Microsoft Corp.	119,400	3,405,288
Oracle Corp.*	60,400	1,259,340
Salesforce.com, Inc.*§	1,100	73,403
VeriFone Holdings, Inc.*	700	7,833
		5,540,743
Specialty Retail (2.6%)
Abercrombie & Fitch Co. Class A§	4,800	356,688
AutoZone, Inc.*	1,700	205,275
Best Buy Company, Inc.§	13,400	576,468
RadioShack Corp.§	24,600	341,940
Staples, Inc.	5,400	117,180
The Gap, Inc.	12,200	227,164
The TJX Companies, Inc.	3,900	125,658
Tiffany & Co.§	6,500	283,010
		2,233,383

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles & Apparel (1.0%)
Nike, Inc. Class B§	13,100	$875,080
Tobacco (1.4%)
Altria Group, Inc.	9,400	188,000
Loews Corp. Carolina Group	5,900	387,453
Philip Morris International, Inc.*	9,400	479,682
UST, Inc.§	3,300	171,831
		1,226,966
Wireless Telecommunication Services (0.3%)
Telephone and Data Systems, Inc.	6,800	260,440
TOTAL COMMON STOCKS (Cost $78,421,095)		83,332,012
SHORT-TERM INVESTMENTS (23.0%)
State Street Navigator Prime Portfolio§§	17,199,146	17,199,146
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 05/01/08	$2,553	2,553,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,752,146)		19,752,146
TOTAL INVESTMENTS AT VALUE (120.0%) (Cost $98,173,241)		103,084,158
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.0%)		(17,196,807)
NET ASSETS (100.0%)		$85,887,351

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (100.2%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*§	8,700	$956,826
Goodrich Corp.	4,800	327,120
L-3 Communications Holdings, Inc.	2,800	312,060
Rockwell Collins, Inc.	4,800	302,928
		1,898,934
Airlines (0.2%)
AMR Corp.*§	10,500	92,085
Continental Airlines, Inc. Class B*§	5,100	91,698
Delta Air Lines, Inc.*§	8,600	73,186
SkyWest, Inc.	5,800	110,374
		367,343
Auto Components (0.4%)
ArvinMeritor, Inc.§	1,576	23,545
Autoliv, Inc.§	2,900	177,596
Lear Corp.*	14,900	425,693
		626,834
Banks (3.2%)
Associated Banc-Corp.§	3,410	96,401
Astoria Financial Corp.§	3,501	82,974
Bank of Hawaii Corp.	7,600	416,708
Cathay General Bancorp§	7,200	122,760
Cullen/Frost Bankers, Inc.§	6,916	386,051
East West Bancorp, Inc.§	11,900	169,456
First Community Bancorp, Inc.§	5,600	120,344
First Niagara Financial Group, Inc.	1,727	24,920
FirstMerit Corp.	2,567	52,675
KeyCorp	11,600	279,908
New York Community Bancorp, Inc.§	22,300	416,341
Northern Trust Corp.	4,300	318,673
South Financial Group, Inc.§	17,900	108,116
Sovereign Bancorp, Inc.§	24,000	179,280
SVB Financial Group*§	7,600	369,816
Synovus Financial Corp.§	48,200	570,688
TCF Financial Corp.§	14,300	248,820
The Colonial BancGroup, Inc.§	40,700	331,298
Washington Federal, Inc.	2,727	64,930
Webster Financial Corp.	12,400	323,020
Wilmington Trust Corp.§	3,944	129,679
		4,812,858
Beverages (0.4%)
Hansen Natural Corp.*§	4,900	173,411
Molson Coors Brewing Co. Class B	5,000	274,200
PepsiAmericas, Inc.	3,294	84,656
		532,267

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	4,500	$316,710
BioMarin Pharmaceutical, Inc.*§	26,700	973,482
Cephalon, Inc.*§	9,100	567,931
Charles River Laboratories International, Inc.*	10,400	603,720
Invitrogen Corp.*	6,532	611,199
Millennium Pharmaceuticals, Inc.*	48,700	1,211,169
OSI Pharmaceuticals, Inc.*§	7,200	249,480
		4,533,691
Building Products (0.4%)
Crane Co.	13,200	540,408
Chemicals (5.5%)
Celanese Corp. Class A	17,500	783,125
CF Industries Holdings, Inc.	16,923	2,262,605
Cytec Industries, Inc.	7,349	433,665
FMC Corp.	22,100	1,387,438
Lubrizol Corp.	21,400	1,248,048
Minerals Technologies, Inc.	5,100	345,474
Olin Corp.	10,200	205,734
OM Group, Inc.*	8,800	481,888
The Mosaic Co.*	9,500	1,163,845
		8,311,822
Commercial Services & Supplies (5.8%)
Alliance Data Systems Corp.*	17,600	1,010,416
Bally Technologies, Inc.*§	9,500	320,055
Brink's Co.	16,900	1,229,475
Con-way, Inc.§	6,300	291,375
CSG Systems International, Inc.*	16,600	200,860
DeVry, Inc.§	8,800	501,600
DST Systems, Inc.*§	7,900	472,736
Dun & Bradstreet Corp.	7,900	665,970
Herman Miller, Inc.§	11,400	265,962
ITT Educational Services, Inc.*§	3,800	291,308
Korn/Ferry International*	13,200	246,312
Manpower, Inc.	11,700	785,421
Republic Services, Inc.	22,600	718,454
Rollins, Inc.	2,200	35,046
Sotheby's§	9,900	274,230
Stericycle, Inc.*	12,700	677,926
Strayer Education, Inc.§	2,200	408,518
The Corporate Executive Board Co.	5,110	222,643
Valassis Communications, Inc.*§	6,958	98,803
		8,717,110

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (1.4%)
ADC Telecommunications, Inc.*	14,900	$208,898
CommScope, Inc.*	9,574	455,244
Harris Corp.	15,900	859,077
Juniper Networks, Inc.*	11,500	317,630
Plantronics, Inc.	13,400	333,794
Unity Wireless Corp.*	712,201	12,107
		2,186,750
Computers & Peripherals (1.6%)
Lexmark International, Inc. Class A*§	8,000	251,120
NCR Corp.*	31,200	768,456
NVIDIA Corp.*	12,400	254,820
Palm, Inc.§	700	4,032
Western Digital Corp.*§	38,500	1,116,115
		2,394,543
Construction & Engineering (0.6%)
Fluor Corp.	3,000	458,610
Quanta Services, Inc.*§	3,157	83,787
Shaw Group, Inc.*	6,500	321,230
		863,627
Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	7,400	408,110
Packaging Corp. of America	2,700	59,346
		467,456
Distributor (0.1%)
WESCO International, Inc.*§	3,900	145,119
Diversified Financials (2.3%)
Ameriprise Financial, Inc.	5,400	256,446
BlackRock, Inc.§	2,400	484,296
Eaton Vance Corp.§	13,400	490,440
Federated Investors, Inc. Class B	6,600	220,968
Greenhill & Company, Inc.§	2,400	156,120
IndyMac Bancorp, Inc.§	100	325
IntercontinentalExchange Inc.*	900	139,635
Marshall & Ilsley Corp.§	5,300	132,394
Midcap SPDR Trust Series 1§	8,500	1,294,210
Raymond James Financial, Inc.	2,974	85,562
The First Marblehead Corp.§	10,000	37,000
Waddell & Reed Financial, Inc. Class A	4,190	141,873
		3,439,269
Diversified Telecommunication Services (0.2%)
CenturyTel, Inc.	3,300	107,085
Embarq Corp.	3,200	133,024
NeuStar, Inc. Class A*§	3,500	96,285
		336,394

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (4.2%)
Alliant Energy Corp.	16,800	$632,856
Black Hills Corp.§	9,200	358,892
CenterPoint Energy, Inc.§	18,000	273,960
DPL, Inc.§	6,800	189,244
Edison International	14,000	730,380
Energy East Corp.§	22,400	510,720
Entergy Corp.	7,100	815,506
Mirant Corp.*§	19,600	805,756
NRG Energy, Inc.*§	14,900	654,855
NSTAR§	3,934	126,714
PPL Corp.	5,800	278,516
Puget Energy, Inc.	3,302	89,848
Reliant Energy, Inc.*	31,400	808,236
		6,275,483
Electrical Equipment (1.1%)
AMETEK, Inc.	5,556	269,577
Energizer Holdings, Inc.*	7,800	616,668
Hubbell, Inc. Class B§	9,000	402,570
Rockwell Automation, Inc.	2,600	140,998
Thomas & Betts Corp.*	7,212	270,162
		1,699,975
Electronic Equipment & Instruments (1.9%)
Amphenol Corp. Class A	8,700	401,766
Avnet, Inc.*	25,100	657,369
Benchmark Electronics, Inc.*	7,300	129,794
Ingram Micro, Inc.*	18,800	319,788
Intersil Corp. Class A§	17,600	470,272
Molex, Inc.	5,900	167,442
Varian, Inc.*§	14,500	738,485
		2,884,916
Energy Equipment & Services (5.2%)
Cameron International Corp.*	17,900	881,217
ENSCO International, Inc.	4,800	305,904
FMC Technologies, Inc.*	31,700	2,130,240
Helmerich & Payne, Inc.	15,300	822,375
National-Oilwell Varco, Inc.*	14,123	966,719
Patterson-UTI Energy, Inc.§	27,300	762,762
Pride International, Inc.*	23,100	980,595
Tidewater, Inc.§	13,000	847,860
Unit Corp.*	2,900	184,179
		7,881,851
Food & Drug Retailing (0.9%)
Flowers Foods, Inc.	5,700	147,573
Longs Drug Stores Corp.	2,800	112,168
Terra Industries, Inc.*	27,800	1,052,508
		1,312,249

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products (1.2%)
Corn Products International, Inc.	13,300	$616,854
Hormel Foods Corp.	21,500	847,315
Sara Lee Corp.	20,100	291,651
		1,755,820
Gas Utilities (4.3%)
Energen Corp.	21,800	1,487,632
MDU Resources Group, Inc.	26,100	753,507
National Fuel Gas Co.§	20,000	1,023,600
ONEOK, Inc.	14,900	716,988
Southwestern Energy Co.*	58,200	2,462,442
		6,444,169
Healthcare Equipment & Supplies (5.1%)
Applera Corp.	7,600	242,516
Beckman Coulter, Inc.	9,600	655,680
DENTSPLY International, Inc.	21,500	835,705
Hologic, Inc.*	35,600	1,039,164
IMS Health, Inc.	5,700	141,075
Intuitive Surgical, Inc.*	11,800	3,413,268
Kinetic Concepts, Inc.*	22,300	884,418
STERIS Corp.	3,384	93,771
Varian Medical Systems, Inc.*	7,800	365,664
		7,671,261
Healthcare Providers & Services (5.2%)
AmerisourceBergen Corp.	6,600	267,630
Apria Healthcare Group, Inc.*	6,100	107,482
Covance, Inc.*	14,100	1,181,439
Express Scripts, Inc.*	11,300	791,226
Health Net, Inc.*	3,725	109,105
Henry Schein, Inc.*§	13,200	730,884
Humana, Inc.*	10,500	501,795
Kindred Healthcare, Inc.*	17,800	422,394
LifePoint Hospitals, Inc.*§	7,000	210,840
Lincare Holdings, Inc.*§	6,300	153,342
PARAXEL International Corp.*	15,000	381,000
Pharmaceutical Product Development, Inc.	27,200	1,126,624
WellCare Health Plans, Inc.*§	41,400	1,812,492
		7,796,253
Hotels, Restaurants & Leisure (0.8%)
CBRL Group, Inc.§	6,500	240,110
Chipotle Mexican Grill, Inc. Class A*§	3,100	304,203
Choice Hotels International, Inc.§	3,600	124,164
WMS Industries, Inc.*§	6,800	246,092
Yum! Brands, Inc.	8,800	357,984
		1,272,553

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables (1.6%)
Blyth, Inc.	3,493	$58,822
D.R. Horton, Inc.§	13,700	212,213
Furniture Brands International, Inc.§	29,300	397,015
KB Home§	8,300	186,750
Mohawk Industries, Inc.*§	8,100	617,139
NVR, Inc.*§	700	429,450
The Ryland Group, Inc.§	6,036	193,031
Tupperware Brands Corp.	9,100	358,540
		2,452,960
Household Products (0.3%)
Church & Dwight Co, Inc.§	8,800	500,016
Industrial Conglomerates (1.0%)
Carlisle Companies, Inc.§	7,800	225,264
KBR, Inc.	23,600	680,624
Teleflex, Inc.	5,600	308,504
Walter Industries, Inc.	4,700	325,992
		1,540,384
Insurance (3.7%)
Ambac Financial Group, Inc.§	36,900	170,847
American Financial Group, Inc.	11,650	319,443
Arthur J. Gallagher & Co.§	3,252	79,902
Assurant, Inc.	5,300	344,500
CNA Financial Corp.§	9,400	252,014
Conseco, Inc.*	11,100	129,315
Everest Re Group, Ltd.	9,400	849,290
Fidelity National Financial, Inc. Class A§	45,200	722,748
Hanover Insurance Group, Inc.	5,449	244,551
HCC Insurance Holdings, Inc.	16,900	417,092
MGIC Investment Corp.§	8,400	109,452
Radian Group, Inc.§	27,700	149,580
StanCorp Financial Group, Inc.	6,286	322,095
The PMI Group, Inc.§	25,800	145,254
Transatlantic Holdings, Inc.	700	45,395
Unitrin, Inc.§	4,664	176,952
Unum Group	11,900	276,199
W.R. Berkley Corp.	27,250	700,052
XL Capital, Ltd. Class A	3,500	122,115
		5,576,796
Internet Software & Services (0.5%)
McAfee, Inc.*	22,100	734,825
IT Consulting & Services (0.3%)
Acxiom Corp.§	9,400	111,202
Computer Sciences Corp.*§	6,600	287,694
		398,896

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.4%)
Brunswick Corp.§	8,100	$135,108
Callaway Golf Co.§	11,500	158,010
Hasbro, Inc.§	4,900	174,244
Polaris Industries, Inc.§	3,200	148,960
		616,322
Machinery (5.5%)
AGCO Corp.*	23,800	1,431,094
Eaton Corp.§	3,200	281,088
Flowserve Corp.	8,400	1,042,356
Gardner Denver, Inc.*	6,700	311,215
Harsco Corp.	7,200	427,176
Ingersoll-Rand Company, Ltd. Class A	9,500	421,610
Joy Global, Inc.	25,600	1,900,800
Kennametal, Inc.	5,200	180,804
Lincoln Electric Holdings, Inc.	5,000	381,500
Nordson Corp.§	5,000	295,150
Parker Hannifin Corp.	4,100	327,385
Reliance Steel & Aluminum Co.	5,000	303,900
SPX Corp.	4,200	516,600
The Timken Co.	8,200	296,430
Trinity Industries, Inc.§	3,300	100,320
		8,217,428
Marine (0.2%)
Overseas Shipholding Group, Inc.§	3,754	282,526
Media (0.9%)
DISH Network Corp. Class A*	3,900	116,376
Gannett Co., Inc.§	4,200	120,204
Harte-Hanks, Inc.§	7,400	101,084
Interactive Data Corp.	10,800	291,384
Netflix, Inc.*§	6,100	195,078
Regal Entertainment Group Class A§	8,100	153,576
Scholastic Corp.*§	13,600	382,840
		1,360,542
Metals & Mining (3.7%)
AK Steel Holding Corp.	13,200	828,696
Arch Coal, Inc.	19,300	1,107,048
Carpenter Technology Corp.	8,995	461,264
Cleveland-Cliffs, Inc.	6,489	1,040,836
Freeport-McMoRan Copper & Gold, Inc.	8,300	944,125
Massey Energy Co.	6,400	334,912
Steel Dynamics, Inc.	25,300	881,705
Worthington Industries, Inc.§	2,146	38,649
		5,637,235

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.6%)
Questar Corp.	12,300	$762,969
Vectren Corp.§	3,391	95,898
Westar Energy, Inc.	2,927	67,877
		926,744
Multiline Retail (1.1%)
Big Lots, Inc.*§	17,800	481,134
BJ's Wholesale Club, Inc.*§	13,600	518,432
Dollar Tree, Inc.*	11,500	363,400
Nordstrom, Inc.§	6,900	243,294
		1,606,260
Oil & Gas (6.6%)
Cimarex Energy Co.	19,600	1,221,080
Continental Resources, Inc.*§	19,400	833,618
Denbury Resources, Inc.*	35,200	1,075,712
Encore Acquisition Co.*§	6,900	314,847
Equitable Resources, Inc.	18,000	1,194,660
Frontier Oil Corp.	15,004	372,849
Hess Corp.	3,000	318,600
Holly Corp.	2,500	103,700
Murphy Oil Corp.	3,700	334,258
Newfield Exploration Co.*§	18,600	1,130,136
Noble Energy, Inc.	3,300	287,100
Plains Exploration & Production Co.*	15,161	944,227
Quicksilver Resources, Inc.	4,675	193,966
Stone Energy Corp.*	13,900	847,066
W&T Offshore, Inc.§	19,400	793,460
		9,965,279
Paper & Forest Products (0.5%)
Potlatch Corp.§	6,000	268,860
Rayonier, Inc.§	11,400	479,142
		748,002
Personal Products (0.3%)
Alberto-Culver Co.	10,800	271,836
NBTY, Inc.*	7,500	211,125
		482,961
Pharmaceuticals (1.0%)
Forest Laboratories, Inc.*	3,700	128,427
Medicis Pharmaceutical Corp. Class A§	7,400	152,440
Par Pharmaceutical Cos, Inc.*§	18,100	308,605
Perrigo Co.§	11,600	475,484
Sepracor, Inc.*§	20,800	448,240
		1,513,196

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate (4.6%)
Apartment Investment & Management Co. Class A§	11,791	$436,031
Brandywine Realty Trust	15,700	273,965
CBL & Associates Properties, Inc.§	8,900	217,961
Colonial Properties Trust	11,000	266,530
Developers Diversified Realty Corp.§	5,300	227,635
Duke Realty Corp.	27,000	659,340
First Industrial Realty Trust, Inc.§	4,600	138,966
Health Care REIT, Inc.	6,100	295,545
Hospitality Properties Trust§	14,100	453,033
Host Hotels & Resorts, Inc.	8,700	149,640
HRPT Properties Trust	35,800	248,094
Jones Lang LaSalle, Inc.§	9,000	698,490
Liberty Property Trust	12,800	448,384
Macerich Co.	13,300	972,629
Mack-Cali Realty Corp.	17,200	671,144
Mid-America Apartment Communities, Inc.	2,700	141,750
Weingarten Realty Investors§	16,700	616,063
		6,915,200
Road & Rail (1.1%)
CSX Corp.	2,600	163,670
GATX Corp.§	6,900	303,600
J.B. Hunt Transport Services, Inc.§	12,300	417,831
Kansas City Southern*§	10,300	464,324
Werner Enterprises, Inc.§	13,500	262,575
		1,612,000
Semiconductor Equipment & Products (2.1%)
Analog Devices, Inc.	5,300	170,713
Cree, Inc.*§	12,100	314,600
Cypress Semiconductor Corp.*§	15,200	427,424
First Solar, Inc.*	1,900	554,781
Integrated Device Technology, Inc.*	21,800	233,042
Lam Research Corp.*§	17,000	694,280
MEMC Electronic Materials, Inc.*	3,400	214,098
MPS Group, Inc.*	13,000	139,490
Novellus Systems, Inc.*§	11,900	260,134
QLogic Corp.*	10,400	165,984
Semtech Corp.*	2,033	33,016
		3,207,562
Software (2.1%)
ACI Worldwide, Inc.*§	2,600	57,460
Activision, Inc.*	40,300	1,090,115
Advent Software, Inc.*§	5,000	199,300
Autodesk, Inc.*	3,500	133,000
BMC Software, Inc.*	9,600	333,696

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software
Cadence Design Systems, Inc.*	36,700	$408,471
National Instruments Corp.	3,500	102,970
Sybase, Inc.*	13,000	382,460
Synopsys, Inc.*	20,000	462,200
		3,169,672
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A	4,600	341,826
Advance Auto Parts, Inc.	13,200	457,776
Aeropostale, Inc.*§	14,350	456,186
American Eagle Outfitters, Inc.	35,600	653,972
AnnTaylor Stores Corp.*	9,700	245,410
AutoZone, Inc.*	3,800	458,850
Barnes & Noble, Inc.§	6,000	193,680
GameStop Corp. Class A*	13,000	715,520
Men's Wearhouse, Inc.§	8,300	221,029
Rent-A-Center, Inc.*	24,700	531,791
The Gap, Inc.	7,700	143,374
The TJX Companies, Inc.	6,400	206,208
Tiffany & Co.	3,500	152,390
United Rentals, Inc.*§	24,300	457,812
Urban Outfitters, Inc.*§	3,700	126,725
Williams-Sonoma, Inc.§	3,277	86,513
		5,449,062
Textiles & Apparel (0.4%)
Fossil, Inc.*§	4,200	150,318
Warnaco Group, Inc.*	11,300	521,382
		671,700
Tobacco (0.7%)
Loews Corp. Carolina Group	7,200	472,824
Universal Corp.§	8,100	519,939
		992,763
Trading Companies & Distributors (0.8%)
Fastenal Co.§	24,200	1,181,202
TOTAL COMMON STOCKS (Cost $148,601,027)		150,928,488

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
WARRANTS (0.0%)
Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09^	79,133	$0
Unity Wireless Corp., strike price $0.22, expires 08/17/09^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09^	79,134	0
TOTAL WARRANTS (Cost $0)		0
SHORT-TERM INVESTMENT (25.2%)
State Street Navigator Prime Portfolio§§ (Cost $37,985,905)	37,985,905	37,985,905
TOTAL INVESTMENTS AT VALUE (125.4%) (Cost $186,586,932)		188,914,393
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.4%)		(38,318,713)
NET ASSETS (100.0%)		$150,595,680

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
April 30, 2008 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $17,199,146 and $37,985,905 (Cost $98,173,241, and $186,586,932, respectively) (Note 2)	$103,084,158[1]	$188,914,393[2]
Cash	948	—
Receivable for investments sold	2,956,391	—
Dividends receivable	57,402	80,464
Receivable for fund shares sold	45,379	60,066
Prepaid expenses and other assets	31,516	48,811
Total Assets	106,175,794	189,103,734
Liabilities
Advisory fee payable (Note 3)	35,142	85,809
Administrative services fee payable (Note 3)	1,262	2,535
Shareholder servicing/Distribution fee payable (Note 3)	19,451	48,889
Payable upon return of securities loaned (Note 2)	17,199,146	37,985,905
Due to custodian	—	78,495
Payable for investments purchased	2,937,819	—
Payable for fund shares redeemed	43,213	63,875
Trustees'/Directors' fee payable	8,544	8,544
Other accrued expenses payable	43,866	234,002
Total Liabilities	20,288,443	38,508,054
Net Assets
Capital stock, $.001 par value (Note 6)	4,821	4,198
Paid-in capital (Note 6)	373,526,517	255,701,440
Undistributed net investment income (loss)	141,982	(139,588)
Accumulated net realized loss on investments	(292,696,886)	(107,297,831)
Net unrealized appreciation from investments	4,910,917	2,327,461
Net Assets	$85,887,351	$150,595,680
Common Shares
Net assets	$82,114,989	$141,407,971
Shares outstanding	4,599,762	3,920,824
Net asset value, offering price, and redemption price per share	$17.85	$36.07
Advisor Shares
Net assets	$1,995,039	$8,708,923
Shares outstanding	118,290	263,168
Net asset value, offering price, and redemption price per share	$16.87	$33.09

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
April 30, 2008 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$1,063,136	$372,472
Shares outstanding	60,468	10,515
Net asset value and redemption price per share	$17.58	$35.42
Maximum offering price per share (net asset value/(1-5.75%))	$18.65	$37.58
B Shares
Net assets	$381,712	$105,133
Shares outstanding	22,781	3,062
Net asset value and offering price per share	$16.76	$34.33
C Shares
Net assets	$332,475	$1,181
Shares outstanding	19,843	34
Net asset value and offering price per share	$16.76	$34.37

1  Including $16,818,931 of securities on loan.

2  Including $37,088,845 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Six Months Ended April 30, 2008 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$591,299	$848,397
Interest	7,616	4,800
Securities lending	43,239	138,526
Total investment income	642,154	991,723
Expenses
Investment advisory fees (Note 3)	232,887	545,212
Administrative services fees (Note 3)	55,427	92,686
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	6,098	22,089
Class A	1,369	429
Class B	1,597	539
Class C	1,676	6
Transfer agent fees (Note 3)	55,100	243,239
Registration fees	46,365	50,742
Printing fees (Note 3)	34,290	79,446
Audit and tax fees	21,705	22,364
Legal fees	19,895	29,029
Trustees'/Directors' fees	8,874	8,874
Custodian fees	5,275	13,483
Insurance expense	1,160	1,993
Interest expense (Note 4)	956	858
Commitment fees (Note 4)	—	384
Miscellaneous expense	7,477	19,938
Total expenses	500,151	1,131,311
Net investment income (loss)	142,003	(139,588)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(3,393,152)	(1,336,491)
Net change in unrealized appreciation (depreciation) from investments	(9,763,007)	(13,543,855)
Net realized and unrealized loss from investments	(13,156,159)	(14,880,346)
Net decrease in net assets resulting from operations	$(13,014,156)	$(15,019,934)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income (loss)	$142,003	$17,853	$(139,588)	$(439,718)
Net realized gain (loss) from investments	(3,393,152)	31,559,847	(1,336,491)	48,496,910
Net change in unrealized appreciation (depreciation) from investments	(9,763,007)	(12,753,759)	(13,543,855)	(14,192,329)
Net increase (decrease) in net assets resulting from operations	(13,014,156)	18,823,941	(15,019,934)	33,864,863
From Dividends
Dividends from net investment income Common Class shares	(12,298)	—	—	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,988,332	5,906,280	4,045,631	11,062,292
Reinvestment of dividends	11,938	—	—	—
Net asset value of shares redeemed	(13,968,604)	(100,866,811)	(23,118,998)	(105,922,658)
Net decrease in net assets from capital share transactions	(11,968,334)	(94,960,531)	(19,073,367)	(94,860,366)
Net decrease in net assets	(24,994,788)	(76,136,590)	(34,093,301)	(60,995,503)
Net Assets
Beginning of period	110,882,139	187,018,729	184,688,981	245,684,484
End of period	$85,887,351	$110,882,139	$150,595,680	$184,688,981
Undistributed net investment income (loss)	$141,982	$12,277	$(139,588)	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$20.32	$17.40	$16.49	$15.26	$14.75	$12.53
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.03	0.01	(0.04)	0.01	(0.09)	(0.05)
Net gain (loss) on investments (both realized and unrealized)	(2.50)	2.91	0.97	1.22	0.60	2.27
Total from investment operations	(2.47)	2.92	0.93	1.23	0.51	2.22
LESS DIVIDENDS
Dividends from net investment income	(0.00)[2]	—	(0.02)	—	—	—
Total dividends	—	—	(0.02)	—	—	—
Net asset value, end of period	$17.85	$20.32	$17.40	$16.49	$15.26	$14.75
Total return[3]	(12.14)%	16.78%	5.62%	8.06%	3.46%	17.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$82,115	$105,404	$181,077	$291,148	$433,681	$514,668
Ratio of expenses to average net assets	1.05%[4]	1.10%	1.20%	1.17%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	0.33%[4]	0.04%	(0.24)%	0.09%	(0.57)%	(0.39)%
Portfolio turnover rate	53%	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.24	$16.56	$15.76	$14.65	$14.24	$12.16
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.08)	(0.12)	(0.04)	(0.16)	(0.11)
Net gain (loss) on investments (both realized and unrealized)	(2.36)	2.76	0.92	1.15	0.57	2.19
Total from investment operations	(2.37)	2.68	0.80	1.11	0.41	2.08
Net asset value, end of period	$16.87	$19.24	$16.56	$15.76	$14.65	$14.24
Total return[2]	(12.32)%	16.18%	5.08%	7.58%	2.88%	17.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,995	$3,541	$3,729	$5,334	$14,723	$17,380
Ratio of expenses to average net assets	1.54%[3]	1.60%	1.70%	1.67%	1.66%	1.65%
Ratio of net investment loss to average net assets	(0.16)%[3]	(0.46)%	(0.74)%	(0.41)%	(1.07)%	(0.90)%
Portfolio turnover rate	53%	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$20.03	$17.20	$16.33	$15.14	$14.68	$12.50
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.04)	(0.08)	(0.00)[2]	(0.12)	(0.09)
Net gain (loss)on investments (both realized and unrealized)	(2.46)	2.87	0.95	1.19	0.58	2.27
Total from investment operations	(2.45)	2.83	0.87	1.19	0.46	2.18
Net asset value, end of period	$17.58	$20.03	$17.20	$16.33	$15.14	$14.68
Total return[3]	(12.23)%	16.45%	5.33%	7.86%	3.13%	17.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,063	$1,285	$1,329	$1,585	$2,490	$1,152
Ratio of expenses to average net assets	1.30%[4]	1.35%	1.45%	1.42%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets	0.08%[4]	(0.21)%	(0.49)%	(0.16)%	(0.82)%	(0.69)%
Portfolio turnover rate	53%	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.16	$16.58	$15.85	$14.82	$14.47	$12.41
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.17)	(0.20)	(0.16)	(0.23)	(0.19)
Net gain (loss) on investments (both realized and unrealized)	(2.34)	2.75	0.93	1.19	0.58	2.25
Total from investment operations	(2.40)	2.58	0.73	1.03	0.35	2.06
Net asset value, end of period	$16.76	$19.16	$16.58	$15.85	$14.82	$14.47
Total return[2]	(12.53)%	15.56%	4.61%	6.95%	2.42%	16.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$382	$285	$498	$625	$543	$545
Ratio of expenses to average net assets	2.07%[3]	2.10%	2.20%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(0.69)%[3]	(0.97)%	(1.24)%	(0.91)%	(1.57)%	(1.44)%
Portfolio turnover rate	53%	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.16	$16.58	$15.85	$14.81	$14.47	$12.41
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.17)	(0.20)	(0.14)	(0.23)	(0.19)
Net gain (loss) on investments (both realized and unrealized)	(2.34)	2.75	0.93	1.18	0.57	2.25
Total from investment operations	(2.40)	2.58	0.73	1.04	0.34	2.06
Net asset value, end of period	$16.76	$19.16	$16.58	$15.85	$14.81	$14.47
Total return[2]	(12.53)%	15.56%	4.61%	7.02%	2.35%	16.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$332	$367	$385	$471	$849	$223
Ratio of expenses to average net assets	2.06%[3]	2.10%	2.20%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(0.69)%[3]	(0.96)%	(1.24)%	(0.91)%	(1.57)%	(1.44)%
Portfolio turnover rate	53%	161%	94%	97%	70%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30,2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$39.24	$33.21	$31.67	$28.04	$26.79	$18.98
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.07)	(0.19)	(0.27)	(0.30)	(0.22)
Net gain (loss) on investments (both realized and unrealized)	(3.14)	6.10	1.73	3.90	1.55	8.03
Total from investment operations	(3.17)	6.03	1.54	3.63	1.25	7.81
Net asset value, end of period	$36.07	$39.24	$33.21	$31.67	$28.04	$26.79
Total return[2]	(8.08)%	18.16%	4.86%	12.95%	4.67%	41.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$141,408	$173,327	$228,798	$290,509	$364,298	$407,262
Ratio of expenses to average net assets	1.42%[4]	1.25%	1.35%	1.39%	1.40%	1.38%
Ratio of net investment loss to average net assets	(0.15)%[4]	(0.19)%	(0.56)%	(0.87)%	(1.08)%	(1.04)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[3]	0.03%	—	—	—
Portfolio turnover rate	81%	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  This amount represents less than 0.01% per share.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$36.09	$30.70	$29.42	$26.18	$25.14	$17.90
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.23)	(0.33)	(0.40)	(0.41)	(0.31)
Net gain (loss) on investments (both realized and unrealized)	(2.89)	5.62	1.61	3.64	1.45	7.55
Total from investment operations	(3.00)	5.39	1.28	3.24	1.04	7.24
Net asset value, end of period	$33.09	$36.09	$30.70	$29.42	$26.18	$25.14
Total return[2]	(8.31)%	17.56%	4.35%	12.38%	4.14%	40.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$8,709	$10,892	$16,250	$24,851	$26,474	$40,322
Ratio of expenses to average net assets	1.92%[3]	1.75%	1.85%	1.89%	1.90%	1.88%
Ratio of net investment loss to average net assets	(0.65)%[3]	(0.68)%	(1.06)%	(1.37)%	(1.58)%	(1.53)%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	—	0.01%	0.03%	—	—	—
Portfolio turnover rate	81%	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$38.59	$32.73	$31.29	$27.77	$26.60	$18.90
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.15)	(0.27)	(0.34)	(0.38)	(0.33)
Net gain (loss) on investments (both realized and unrealized)	(3.10)	6.01	1.71	3.86	1.55	8.03
Total from investment operations	(3.17)	5.86	1.44	3.52	1.17	7.70
Net asset value, end of period	$35.42	$38.59	$32.73	$31.29	$27.77	$26.60
Total return[2]	(8.21)%	17.90%	4.60%	12.68%	4.40%	40.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$372	$345	$555	$688	$567	$75
Ratio of expenses to average net assets	1.68%[3]	1.50%	1.60%	1.64%	1.65%	1.63%
Ratio of net investment loss to average net assets	(0.40)%[3]	(0.42)%	(0.81)%	(1.12)%	(1.33)%	(1.36)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.01%	0.03%	—	—	—
Portfolio turnover rate	81%	278%	69%	79%	106%	68%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$37.54	$32.10	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.19)	(0.43)	(0.50)	(0.58)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	(3.02)	5.87	1.69	3.85	(1.08)
Total from investment operations	(3.21)	5.44	1.19	3.27	(1.46)
Net asset value, end of period	$34.33	$37.54	$32.10	$30.91	$27.64
Total return[3]	(8.55)%	16.95%	3.85%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$105	$124	$80	$55	$7
Ratio of expenses to average net assets	2.42%[4]	2.25%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.15)%[4]	(1.22)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	81%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$37.59	$32.10	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment loss[2]	(0.21)	(0.40)	(0.51)	(0.62)	(0.38)
Net gain (loss) on investments (both realized and unrealized)	(3.01)	5.89	1.70	3.86	(1.05)
Total from investment operations	(3.22)	5.49	1.19	3.24	(1.43)
Net asset value, end of period	$34.37	$37.59	$32.10	$30.91	$27.67
Total return[3]	(8.57)%	17.10%	3.85%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.49%[4]	2.16%	2.35%	2.39%	2.40%[4]
Ratio of net investment loss to average net assets	(1.22)%[4]	(1.15)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	81%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the funds to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

investments in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $332,207, and $817,234, respectively of which $278,149, and $643,610, respectively, were rebated to borrowers (brokers). The Funds retained $43,239 and $138,526 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $10,819 and $35,098, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Growth of 0.50%, and from Mid-Cap Core of 0.70%.

For the six months ended April 30, 2008, investment advisory fees earned for each Fund was as follows:

Fund	Investment Advisory Fee
Large Cap Growth	$232,887
Mid-Cap Core	545,212

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$41,920
Mid-Cap Core	70,099

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$13,507
Mid-Cap Core	22,587

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor Class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2008, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$52,424
Mid-Cap Core	155,160

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares were as follows:

Fund	Amount
Large Cap Growth	$61
Mid-Cap Core	18

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$10,285
Mid-Cap Core	9,944

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008, the Funds had no loans outstanding under the Credit Facility. During the six months ended April 30, 2008, the Funds had borrowings under the Credit Facility as follows:

Fund	Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
Large Cap Growth	$1,378,286	3.569%	$1,581,000
Mid-Cap Core	1,224,400	5.049%	1,873,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$49,537,905	$66,026,778
Mid-Cap Core	128,627,555	144,847,961

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$98,173,241	$9,144,342	$(4,233,425)	$4,910,917
Mid-Cap Core	186,586,932	19,646,674	(17,319,213)	2,327,461

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	90,849	$1,649,423	282,143	$5,214,306
Shares issued in reinvestment of dividends	605	11,938	—	—
Shares redeemed	(679,886)	(12,502,965)	(5,498,174)	(98,903,891)
Net decrease	(588,432)	$(10,841,604)	(5,216,031)	$(93,689,585)
	Advisor Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	4,139	$72,738	22,088	$390,930
Shares redeemed	(69,883)	(1,271,361)	(63,194)	(1,090,649)
Net decrease	(65,744)	$(1,198,623)	(41,106)	$(699,719)
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	2,480	$44,173	11,869	$224,926
Shares redeemed	(6,159)	(119,737)	(24,943)	(457,716)
Net decrease	(3,679)	$(75,564)	(13,074)	$(232,790)
	Class B
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	12,145	$209,998	4,217	$74,429
Shares redeemed	(4,253)	(74,541)	(19,372)	(342,551)
Net increase (decrease)	7,892	$135,457	(15,155)	$(268,122)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	680	$12,000	100	$1,689
Shares redeemed	—	—	(4,177)	(72,004)
Net increase (decrease)	680	$12,000	(4,077)	$(70,315)
	Mid-Cap Core
	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	86,843	$3,044,506	232,585	$8,402,238
Shares redeemed	(583,300)	(20,896,022)	(2,704,762)	(95,575,240)
Net decrease	(496,457)	$(17,851,516)	(2,472,177)	$(87,173,002)
	Advisor Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	25,806	$864,800	75,932	$2,519,639
Shares redeemed	(64,403)	(2,137,838)	(303,466)	(9,956,296)
Net decrease	(38,597)	$(1,273,038)	(227,534)	$(7,436,657)
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	3,182	$112,770	2,198	$77,462
Shares redeemed	(1,604)	(53,826)	(10,217)	(356,499)
Net increase (decrease)	1,578	$58,944	(8,019)	$(279,037)
	Class B
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	737	$23,555	1,759	$59,953
Shares redeemed	(989)	(31,312)	(927)	(31,714)
Net increase (decrease)	(252)	$(7,757)	832	$28,239

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares Sold	—	$—	84	$3,000
Shares redeemed	—	—	(84)	(2,909)
Net increase	—	$—	—	$91

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common	4	39%
Advisor	4	81%
Class A	5	78%
Class B	4	48%
Class C	4	85%
Mid-Cap Core
Common	4	55%
Advisor	1	89%
Class A	4	74%
Class B	4	90%
Class C	1	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse Large Cap Growth Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was the lowest in the Fund's Expense Group and the Board considered the fee to be reasonable.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's performance was below most of its peers in the Performance Group and Performance Universe for all of the periods reviewed. The Board noted that new investment strategies and portfolio management had gone into effect in December 2006 and that it would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse Mid-Cap Core Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was among the lowest in the Fund's Expense Group and was considered reasonable.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's performance for all of the periods reviewed was below most funds in the Performance Group and Performance Universe. The Board noted that changes in the Fund's investment strategies and portfolio management had gone into effect in December 2006 and that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  Based on the Contractual Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/George R. Hornig
Name:	George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title: Chief Financial Officer
Date: July 8, 2008